Concentrations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Revenues, Three Months Ended March 31,				Accounts Receivable,
	2013		2012		March 31, 2013		December 31, 2012

Customer A	$83,723	47%	$—	—	$158,685	38%	$—	—
Customer B	$83,333	47%	$—	—	$250,000	60%	$—	—
Customer C	$5,408	3%	$—	—	$—	—	$150,145	49%
Customer D	$—	—	$—	—	$—	—	$140,000	45%
Customer E	$—	—	$27,754	38%	$—	—	$—	—
Customer F	$—	—	$15,000	20%	$—	—	$—	—
Customer G	$—	—	$12,715	17%	$—	—	$—	—

	Revenues, Year Ended December 31,				Accounts Receivable, December 31,
	2012		2011		2012		2011

Customer A	$146,000	25%	$—	—	$140,000	45%	$—	—
Customer B	$131,465	22%	$628	0%	$—	—	$628	2%
Customer C	$124,473	21%	$—	—	$150,145	49%	$—	—
Customer D	$—	—	$269,609	52%	$—	—	$—	—
Customer E	$—	—	$66,750	13%	$—	—	$11,250	38%
Customer F	$19,185	3%	$57,492	11%	$15,000	5%	$9,700	33%
Customer G	$—	—	$2,975	1%	$—	—	$2,975	10%